Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Provisions Abstract
Opening provision at beginning		£ 207	£ 50
Utilisation of provision		(207)	(43)
Provision recognised in the year			200
Opening provision at ending			207
Less: non-current portion
Current portion			£ 207